Cover	Jul. 11, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 11, 2023
Entity File Number	001-40583
Entity Registrant Name	AltC Acquisition Corp.
Entity Central Index Key	0001849056
Entity Tax Identification Number	85-2292473
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	12
Entity Address, Address Line Two	th
Entity Address, Address Line Three	Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	(212)
Local Phone Number	380-7500
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Shares of Class A common stock, par value $0.0001 per share
Trading Symbol	ALCC
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false